Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventory

NOTE 5: INVENTORY

As of September 30, 2021 and December 31, 2020, the Company carried the following inventory balances $2,446,662 and $2,527,478 respectively. Company did not recognize any obsolete in inventory due to impairment or damages in its inventory during the years 2021 and 2020.

NOTE 7: INVENTORY

Inventory consists of following:

December 31,	2020	2019
Cultivation and Production
Raw Materials	$255,383	$482,025
Work in Progress	$200,017	$-
Finished Goods	$1,664,688	$639,785

Dispensaries
Finished Goods	$407,390	$171,546

	$2,527,478	$1,293,356

Inventories are valued at the lower of cost and net realizable value. Cost is determined using the average cost method, which approximates cost determined by the first-in, first-out method. At December 31, 2020 and 2019, Company did not recognize any obsolete in inventory due to impairment or damages in its inventory. As of the date of this report, the COVID-19 pandemic has not adversely affected the valuation of the Company’s finished products, work in process or raw material inventories.